May 31, 2005


Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549-1004

ATTN:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:     AXP Strategy Series, Inc.
               AXP Equity Value Fund
               AXP Partners Small Cap Growth Fund
               AXP Small Cap Advantage Fund
               AXP Strategy Aggressive Fund
        Post-Effective Amendment No. 51
        File No.: 2-89288/811-3956

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds does not differ from that contained in the Registrant's Post-Effective Amendment No. 51 (Amendment). This Amendment was filed electronically on May 26, 2005.

If you have any questions regarding this filing, please contact either me at
(612) 671-4321 or Boba Selimovic at (612) 671-7449

Sincerely,




/s/ Christopher O. Petersen
-----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation